SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Stock Issuances

From April 1, 2021 through the date of this filing, the Company received proceeds of $474,970 from the issuance of 3,447,794 shares of common stock at $0.14 per share and issued 4,348,969 shares from the cashless exercise of 11,077,896 common stock warrants.

Deferred Revenue – Participation Agreements

On May 14, 2021, the Company entered into an additional Participation Agreement totaling $45,000 with a related party (“Additional Participant”). The total investment of $45,000 came from a cash investment.  The Agreement provide for payments by the Company to the Additional Participant of an additional 0.675% of fees generated by the Company from licensing or selling bioactive ingredients or molecules (including the Revenue Share). The Agreements also call for the issuance of warrants to purchase an aggregate of 135,000 shares of common stock with a term of five years and at exercise prices of $0.13 per share. The warrants to purchase the shares has a total value of $14,898 based on a Black Scholes valuation models with a volatility of 129.13%, a 0% dividend rate, and a discount rate range of 0.87%.

Convertible Debt Conversion Agreement

The Company has entered into Debt Extension and Conversion Agreements with certain investors, that own certain convertible notes in the combined aggregate principal and interest amount of approximately $7,360,000 as of May14, 2021. These agreements provide that the notes automatically convert into approximately 73,595,000 shares of common stock (assuming that such conversions were to occur on May 14, 2021) upon consummation of an underwritten public offering of the Company’s common stock.

NOTE 15 – SUBSEQUENT EVENTS

Employment Agreement - Marchiando

On January 1, 2021, the Board of Directors appointed Keith Marchiando as the Company’s Chief Financial Officer and the Company entered into an employment letter with Mr. Marchiando (“Marchiando Agreement”). Under the terms of the Marchiando Agreement, Mr. Marchiando will serve as Chief Financial Officer of the Company for one year, with successive automatic renewals for one year terms, unless either party terminates the Marchiando Agreement on at least sixty days’ notice prior to the expiration of the then current term of the Marchiando Agreement. Mr. Marchiando will receive an annual base salary, commencing on January 1, 2021, of $280,000 (“Marchiando Base Salary”). The Marchiando Base Salary shall increase to $300,000 if within one (1) year after the effective date, the Company enters into a term sheet and receives the related financing to receive at least $10,000,000 in equity or other form of investment or debt (“Third Party Financing”) on terms satisfactory to the board of directors of the Company. On January 1, 2021, Mr. Marchiando received a stock option award issued pursuant to the Company’s 2019 Omnibus Long-Term Incentive Plan to purchase 13,000,000 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), with an exercise price of $0.14 per share and a 10-year life. Vesting of these options shall be as follows: 3,000,000 shares vested immediately upon grant of the option award, and 1,250,000 shares will vest on each six-month anniversary of January 1, 2021.  The option to purchase the shares has a total value of $1,779,065 based on a Black Scholes valuation model with a volatility of 143.89%, a 0% dividend rate, and a discount rate of 0.36%.  The Company will record an expense of $410.553 in the first quarter of 2021 and $171,064 on the eight subsequent six-month anniversaries of the Marchiando Agreement.

Mr. Marchiando shall also receive $25,000 upon the closing, prior to December 31, 2021, of a Third Party Financing that raises at least $10,000,000. If, upon the closing prior to December 31, 2021 of a Third Party Financing that raises over $13,000,000 for the Company, Mr. Marchiando shall receive a maximum bonus of $50,000, as long as Mr. Marchiando is employed at the time of closing.

If Mr. Marchiando’s employment is terminated by the Company due to death or Disability, or without Cause, or if Mr. Marchiando resigns for Good Reason (each as defined in the Marchiando Agreement) or if either party does not renew the employment term, Mr. Marchiando will be entitled to receive the following severance benefits: a continuation of the Marchiando Base Salary for one year, payment of an amount equal to Mr. Marchiando’s target bonus in the year of termination and a fully-vested, nonqualified stock option to purchase 1,000,000 shares of Common Stock. Additionally, all outstanding and contingent nonqualified options owned directly or beneficially by Mr. Marchiando shall be converted immediately into vested options, with terms as specified in the applicable award agreement.

The Marchiando Agreement provides that if a Change of Control (as defined in the Marchiando Agreement) occurs and Mr. Marchiando resigns for Good Reason (as defined in the Marchiando Agreement) or Mr. Marchiando’s employment is terminated without Cause (as defined in the Marchiando Agreement) during the 24-month period following the Change of Control or during the sixty (60) days immediately preceding the date of a Change of Control, 100% of Mr. Marchiando’s unvested options will be fully vested and the restrictions on his restricted shares will lapse. The Marchiando Agreement also provides for severance payments of, amongst other things, a lump sum payment of 200% of the Marchiando Base Salary, 200% of Mr. Marchiando’s Performance Bonus (as defined in the Marchiando Agreement) earned in the last 12 months preceding the Change of Control and payment of 24 months of the Marchiando Base Salary in such event.

Due to Related Party

Upon the Board of Directors' appointment of Keith Marchiando to the role of Chief Financial Officer for the Company, an existing account payable to Mr. Marchiando in the amount of $26,400 became an amount due to a related party.  Prior to his appointment, Mr. Marchiando performed consulting services for the Company in the fourth quarter of 2020.

Separation Agreement - Rice

On January 1, 2021, Mr. Rice resigned from his position as Chief Financial Officer of the Company, and following a transition period, agreed to resign from all positions as an officer or employee of the Company effective as of January 31, 2021 (the “Separation Date”). The Separation Agreement provides that Mr. Rice will receive certain benefits that he is entitled to receive under his employment agreement dated March 4, 2020.  Accordingly, under the Separation Agreement, the Company has agreed to pay Mr. Rice his base salary of $280,000 for one year and three weeks, beginning on the Separation Date, and grant him an option to purchase 1,000,000 shares of Common Stock for $0.14 per share and a five-year life. The option to purchase the shares has a total value of $125,061 based on a Black Scholes valuation model with a volatility of 143.89%, a 0% dividend rate, and a discount rate of 0.36%.  The Company will expense the full amount in the first quarter of 2021.  Mr. Rice remains subject to the restrictive covenants in his employment agreement.

Stock Issuances

Through February 25, 2021, the Company, through direct private transactions, has received proceeds from the sale of 5,310,435 shares of common stock in the amount of $705,000 from six (6) private investors.  The average selling price per share was $0.1328.

Life Insurance Premiums

In 2019, in connection with the Lender's Convertible Note, the Lender took out a life insurance policy on Andrew Dahl, the Company's Chief Executive Officer. On February 23, 2021, the Company entered into a letter agreement with the Lender pursuant to which the Company agreed to pay certain life insurance premiums as long as the Convertible Note remains outstanding.

Deferred Revenue – Participation Agreements

Through February 25, 2021, the Company entered into three (3) additional Agreements totaling $105,000 with third parties (“Additional Participants”). The total investment of $105,000 came from cash in the amount of $96,000 and the conversion of a Note Payable – Related Party of $9,000.  The Agreements provide for payments by the Company to the Additional Participants of an additional aggregate of 1.575% of fees generated by the Company from licensing or selling bioactive ingredients or molecules (including the Revenue Share). The Agreements also call for the issuance of warrants to purchase an aggregate of 315,000 shares of common stock with a term of five years and at exercise prices of $0.14 per share. The warrants to purchase the shares has a total value of $40,799 based on a Black Scholes valuation models with a volatility between 139.55% and 140.20%, a 0% dividend rate, and a discount rate range of 0.41% to 0.45%.  The Company will record an expense for the full amount in the first quarter of 2021.